Provisions and Other Non-Current Liabilities - Summary of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Balance at beginning of year	$ 413	$ 293
Charges	107	315
Utilization	(239)	(176)
Translation and other, net	9	(19)
Balance at end of year	290	413
Less: short-term provisions	166	273
Long-term provisions	124	140
Employee-related [member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	198	52
Charges	58	291
Utilization	(200)	(141)
Translation and other, net	4	(4)
Balance at end of year	60	198
Less: short-term provisions	60	168
Long-term provisions		30
Facilities-related [member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	69	75
Charges	49	13
Utilization	(21)	(11)
Translation and other, net	3	(8)
Balance at end of year	100	69
Less: short-term provisions	23	14
Long-term provisions	77	55
Other [member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	146	166
Charges		11
Utilization	(18)	(24)
Translation and other, net	2	(7)
Balance at end of year	130	146
Less: short-term provisions	83	91
Long-term provisions	$ 47	$ 55